Schedule of Investments - September 30, 2022
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	23.77%
France	18.88%
Netherlands	11.38%
United States	10.22%
Canada	7.22%
Germany	5.51%
Japan	4.07%
Sweden	3.63%
Italy	3.22%
Switzerland	3.16%
Korea	3.03%
Australia	1.94%
Luxembourg	1.03%
Taiwan	0.90%
Short-term securities and other assets in excess of liabilities	2.04%
* Based on country of risk.

		Shares
COMMON STOCKS - 97.96%		Held	Value
COMMUNICATION SERVICES - 3.18%
Media - 1.03%
RTL Group SA (v)		770	$24,364

Wireless Telecommunication Services - 2.15%
Vodafone Group PLC (v)		45,246	50,639
TOTAL COMMUNICATION SERVICES			75,003

CONSUMER DISCRETIONARY - 7.91%
Auto Components - 2.38%
Magna International, Inc.		1,182	56,050

Automobiles - 1.06%
Bayerische Motoren Werke AG (v)		386	25,066

Hotels, Restaurants & Leisure - 4.47%
Accor SA (a) (v)		3,940	82,486
Compass Group PLC (v)		1,160	23,098
			105,584
TOTAL CONSUMER DISCRETIONARY			186,700

CONSUMER STAPLES - 9.21%
Beverages - 4.66%
Britvic PLC (v)		2,800	22,301
Coca-Cola Europacific Partners PLC		570	24,294
Heineken Holding NV (v)		927	63,461
			110,056
Food & Staples Retailing - 0.57%
Tesco PLC (v)		5,938	13,628

Household Products - 2.79%
Henkel AG & Company KGaA (v)		1,160	65,741

Personal Products - 1.19%
Unilever PLC (v)		638	28,034
TOTAL CONSUMER STAPLES			217,459

ENERGY - 16.24%
Energy Equipment & Services - 5.32%
Expro Group Holdings NV (a)		1,559	19,862
Schlumberger NV		1,140	40,926
Subsea 7 SA (v)		4,800	37,914
TechnipFMC PLC (a)		3,180	26,903
			125,605
Oil, Gas & Consumable Fuels - 10.92%
Cenovus Energy, Inc.		3,650	56,071
Kosmos Energy Ltd. (a)		13,168	68,079
Shell PLC (v)		2,027	50,560
Suncor Energy, Inc.		2,070	58,293
TotalEnergies SE (v)		525	24,630
			257,633
TOTAL ENERGY			383,238

FINANCIALS - 31.04%
Banks - 18.95%
ABN AMRO Bank NV (r) (v)		4,200	37,633
Barclays PLC (v)		23,317	37,100
BNP Paribas SA (v)		2,064	87,182
ING Groep NV (v)		9,007	77,175
Lloyds Banking Group PLC (v)		105,600	47,729
NatWest Group PLC (v)		10,214	25,440
Societe Generale SA (v)		3,241	64,095
UniCredit SpA (v)		6,990	70,767
			447,121
Capital Markets - 4.84%
Credit Suisse Group AG (v)		12,710	50,275
Rothschild & Company (v)		1,960	64,068
			114,343
Insurance - 7.25%
Enstar Group Ltd. (a)		299	50,707
Tokio Marine Holdings, Inc. (v)		5,400	95,975
Zurich Insurance Group AG (v)		61	24,318
			171,000
TOTAL FINANCIALS			732,464

HEALTH CARE - 4.16%
Health Care Equipment & Supplies - 3.09%
Koninklijke Philips NV (v)		2,577	39,677
Medtronic PLC		410	33,108
			72,785
Pharmaceuticals - 1.07%
Euroapi SA (a) (v)		5	83
GSK PLC (v)		1,047	15,121
Sanofi (v)		133	10,127
			25,331
TOTAL HEALTH CARE			98,116

INDUSTRIALS - 18.66%
Aerospace & Defense - 8.52%
Airbus SE (v)		835	71,977
Babcock International Group PLC (a) (v)		12,100	37,364
BAE Systems PLC (v)		5,775	50,740
Safran SA (v)		450	40,945
			201,026
Air Freight & Logistics - 2.54%
Royal Mail PLC (v)		29,429	59,903

Airlines - 1.94%
Qantas Airways Ltd. (a) (v)		14,300	45,891

Industrial Conglomerates - 1.66%
Siemens AG (v)		400	39,097

Machinery - 3.43%
CNH Industrial NV		6,793	75,878
Iveco Group NV (a) (v)		1,110	5,234
			81,112
Professional Services - 0.57%
Hudson Global, Inc. (a)		399	13,414
TOTAL INDUSTRIALS			440,443

INFORMATION TECHNOLOGY - 7.56%
Communications Equipment - 3.63%
Telefonaktiebolaget LM Ericsson (v)		14,644	85,601

Semiconductors & Semiconductor Equipment - 0.90%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		310	21,254

Technology Hardware, Storage & Peripherals - 3.03%
Samsung Electronics Company Ltd. (v)		1,950	71,603
TOTAL INFORMATION TECHNOLOGY			178,458

Total common stocks (Cost $2,735,859)			2,311,881

Total long-term investments (Cost $2,735,859)			2,311,881
		Principal
SHORT-TERM INVESTMENTS - 1.93%		Amount
Time Deposits - 1.93%
Banco Bilbao Vizcaya Argentaria SA, 2.43%, 10/03/2022*		$45,494	45,494
Total short-term investments (Cost $45,494)			45,494

Total investments - 99.89% (Cost $2,781,353)			2,357,375

Other assets in excess of liabilities - 0.11%			2,493

Net assets - 100.00%			$2,359,868

(a)	- Non-income producing security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $37,633, which represented 1.59% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $1,767,042, which represented 74.88% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$544,839
Time Deposits	45,494
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	75,003
Consumer Discretionary	130,650
Consumer Staples	193,165
Energy	113,104
Financials	681,757
Health Care	65,008
Industrials	351,151
Information Technology	157,204
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,357,375